U.S. SECURITIES AND EXCHANGE COMMISSION
               WASHINGTON, D.C. 20549

                    FORM 24F-2

            ANNUAL NOTICE OF SECURITIES
            SOLD PURSUANT TO RULE 24f-2

1.  NAME AND ADDRESS OF ISSUER:

     Northbrook Variable Annuity Account II
     3100 Sanders Road
     Northbrook, IL 60062

2.  NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH
THIS NOTICE IS FILED:

    Not Applicable.

3.  INVESTMENT COMPANY ACT FILE NUMBER: 811-6116
    SECURITIES ACT FILE NUMBER: 33-35412


4.  LAST DAY OF THE FISCAL YEAR FOR WHICH THIS
NOTICE IS FILED:

    December 31, 1995

5.  CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN
180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR
FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE
CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE
ISSUER'S 24f-2 DECLARATION:
                                               N/A

6.  DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER
RULE 24f-2(a)(1), IF APPLICABLE:

    Not Applicable.


7.  NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS
OR SERIES WHICH HAD BEEN REGISTERED UNDER THE
SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24f-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT
THE BEGINNING OF THE FISCAL YEAR:

    None.

8.  NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING
THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24f-2:

    None.

9.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD
DURING THE FISCAL YEAR:

    Number of Securities: 43,760,766
    Dollar Amount: $457,527,628


10.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD
DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION
PURSUANT TO RULE 24f-2:

    Number of Securities: 43,760,766
    Dollar Amount: $457,527,628


11.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES
ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH
DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:

    None.


12.  CALCULATION OF REGISTRATION FEE:

(i) AGGREGATE SALE PRICE OF SECURITIES
SOLD DURING THE FISCAL YEAR IN RELIANCE
ON RULE 24f-2:                            $457,527,628


(ii) AGGREGATE PRICE OF SHARES ISSUED
 IN CONNECTION WITH DIVIDEND
 REINVESTMENT PLANS:                       +          0


(iii) AGGREGATE PRICE OF SHARES
 REDEEMED OR REPURCHASED DURING
 THE FISCAL YEAR:                         -207,325,544

(iv) AGGREGATE PRICE OF SHARES
 REDEEMED OR REPURCHASED AND
 PREVIOUSLY APPLIED AS A REDUCTION
 TO FILING FEES PURSUANT TO RULE 24e-2:    +         0

(v) NET AGGREGATE PRICE OF SECURITIES
 SOLD AND ISSUED DURING THE FISCAL YEAR
 IN RELIANCE ON RULE 24f-2:               =250,202,084

(vi) MULTIPLIER PRESCRIBED BY SECTION 6(b)
 OF THE SECURITIES ACT OF 1933 OR OTHER
 APPLICABLE LAW OR REGULATION:              x 1/2900
(vii) FEE DUE [LINE (i) OR LINE (v)
  MULTIPLIED BY LINE (vi)]               =$86,276.58


13.  CHECK BOX IF FEES ARE BEING REMITTED TO THE
COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION
3a OF THE COMMISSION'S RULES OF INFORMAL AND OTHER
PROCEDURES (17 CFR 203.3a).                   X

DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE
COMMISSION'S LOCKBOX DEPOSITORY:

Wire Transfer: February 28, 1996


                  SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING
PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES
AND ON THE DATES INDICATED.

BY:       /s/ Michael J. Velotta

NAME:   MICHAEL J. VELOTTA

TITLE:  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

DATE:   FEBRUARY 28, 1996




























           NORTHBROOK LIFE INSURANCE COMPANY
            LAW AND REGULATION DEPARTMENT
                3100 Sanders Road, J5B
              Northbrook, Illinois 60062


                    February 28, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  Rule 24f-2 Notice for Northbrook Variable Annuity Account II
     Northbrook Life Insurance Company
     Registration No.: 33-35412


Dear Sir/Madam:

It is my opinion that the securities issued in accordance with the captioned filing and which this Notice makes definite in number were legally issued, fully paid and are nonassessable.



                    Northbrook Life Insurance Company


                    By: /s/MICHAEL J.  VELOTTA
                         Michael J. Velotta
                         Vice President, Secretary and
                              General Counsel